Fair Value - Asset and liabilities measured at fair value on a recurring basis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair value
Nuclear decommissioning trust fund	$ 540,716	$ 659,910
Long-term investments	669,479	711,379
Short-term investments	61,702	0
International equity trust
Fair value
Unfunded commitments	$ 0
Redemption notice period	3 days
Recurring basis | Natural gas swaps
Fair value
Derivative liabilities	$ 131,804	63,994
Recurring basis | Domestic equity
Fair value
Nuclear decommissioning trust fund	204,129	249,999
Recurring basis | International equity trust
Fair value
Nuclear decommissioning trust fund	111,266	140,718
Long-term investments	33,606	35,873
Recurring basis | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	60,806	72,936
Long-term investments	10,473	14,022
Recurring basis | US Treasury securities
Fair value
Nuclear decommissioning trust fund	49,775	53,321
Long-term investments	15,488	15,259
Recurring basis | Mortgage backed securities
Fair value
Nuclear decommissioning trust fund	41,210	40,460
Long-term investments	12,113	12,021
Recurring basis | Domestic mutual funds
Fair value
Nuclear decommissioning trust fund	57,348	75,384
Long-term investments	302,302	277,937
Recurring basis | Municipal bonds
Fair value
Nuclear decommissioning trust fund		1,133
Recurring basis | Federal agency securities
Fair value
Nuclear decommissioning trust fund	2,037	9,608
Long-term investments		257
Recurring basis | Non-US Gov't bonds & private placements
Fair value
Nuclear decommissioning trust fund	2,890
Long-term investments	1,976
Recurring basis | International mutual funds
Fair value
Nuclear decommissioning trust fund	653
Recurring basis | Treasury STRIPS
Fair value
Long-term investments	293,281	350,532
Short-term investments	61,702
Recurring basis | Other
Fair value
Nuclear decommissioning trust fund	10,602	16,351
Long-term investments	240	5,478
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Domestic equity
Fair value
Nuclear decommissioning trust fund	204,129	249,999
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | US Treasury securities
Fair value
Nuclear decommissioning trust fund	49,775	53,321
Long-term investments	15,488	15,259
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Domestic mutual funds
Fair value
Nuclear decommissioning trust fund	57,348	75,384
Long-term investments	302,302	277,937
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other
Fair value
Nuclear decommissioning trust fund	10,602	13,623
Long-term investments	240	5,478
Recurring basis | Significant Other Observable Inputs (Level 2) | Natural gas swaps
Fair value
Derivative liabilities	131,804	63,994
Recurring basis | Significant Other Observable Inputs (Level 2) | International equity trust
Fair value
Nuclear decommissioning trust fund	111,266	140,718
Long-term investments	33,606	35,873
Recurring basis | Significant Other Observable Inputs (Level 2) | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	60,788	72,369
Long-term investments	10,473	12,656
Recurring basis | Significant Other Observable Inputs (Level 2) | Mortgage backed securities
Fair value
Nuclear decommissioning trust fund	41,210	40,460
Long-term investments	12,113	12,021
Recurring basis | Significant Other Observable Inputs (Level 2) | Municipal bonds
Fair value
Nuclear decommissioning trust fund		1,133
Recurring basis | Significant Other Observable Inputs (Level 2) | Federal agency securities
Fair value
Nuclear decommissioning trust fund	2,037	9,608
Long-term investments		257
Recurring basis | Significant Other Observable Inputs (Level 2) | Non-US Gov't bonds & private placements
Fair value
Nuclear decommissioning trust fund	2,890
Long-term investments	1,976
Recurring basis | Significant Other Observable Inputs (Level 2) | International mutual funds
Fair value
Nuclear decommissioning trust fund	653
Recurring basis | Significant Other Observable Inputs (Level 2) | Treasury STRIPS
Fair value
Long-term investments	293,281	350,532
Short-term investments	61,702
Recurring basis | Significant Other Observable Inputs (Level 2) | Other
Fair value
Nuclear decommissioning trust fund		2,728
Recurring basis | Significant Unobservable Inputs (Level 3) | Corporate bonds and debt
Fair value
Nuclear decommissioning trust fund	$ 18	567
Long-term investments		$ 1,366